Schedule of Investments

September 30, 2023
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Energy — 83.0%
Equipment & Services — 7.6%
Baker Hughes Company	367,600	$12,983,632
Halliburton Company	177,353	7,182,797
Schlumberger N.V.	473,433	27,601,144
TechnipFMC plc	173,800	3,535,092
		51,302,665
Exploration & Production — 23.8%
APA Corporation	56,000	2,301,600
Canadian Natural Resources Limited	69,200	4,475,164
Chord Energy Corporation	225	36,466
Chord Energy Corporation warrants, strike price $166.37, 1 warrant for .5774 share, expires 9/1/24 (b)	2,654	72,826
Chord Energy Corporation warrants, strike price $133.70, 1 warrant for .5774 share, expires 9/1/25 (b)	1,327	23,554
ConocoPhillips	419,576	50,265,205
Coterra Energy Inc.	150,100	4,060,205
Devon Energy Corporation	126,000	6,010,200
Diamondback Energy, Inc.	95,600	14,806,528
EOG Resources, Inc.	132,267	16,766,165
EQT Corporation	61,400	2,491,612
Hess Corporation	122,789	18,786,717
Marathon Oil Corporation	315,900	8,450,325
Occidental Petroleum Corporation	166,251	10,786,365
Pioneer Natural Resources Company	96,900	22,243,395
		161,576,327
Integrated Oil & Gas — 37.6%
Cenovus Energy Inc.	257,700	5,365,314
Chevron Corporation	542,271	91,437,736
Exxon Mobil Corporation	1,344,330	158,066,321
		254,869,371
Refining & Marketing — 8.9%
Marathon Petroleum Corporation	173,312	26,229,038
Phillips 66	180,975	21,744,146
Valero Energy Corporation	86,000	12,187,060
		60,160,244

Schedule of Investments (continued)

September 30, 2023
(unaudited)
	Shares	Value (a)
Storage & Transportation — 5.1%
Kinder Morgan, Inc.	401,592	$6,658,395
ONEOK, Inc.	137,900	8,746,997
Targa Resources Corp.	116,100	9,952,092
Williams Companies, Inc.	282,950	9,532,586
		34,890,070
Materials — 16.2%
Chemicals — 12.0%
Air Products and Chemicals, Inc.	19,900	5,639,660
Albemarle Corporation	9,000	1,530,360
Celanese Corporation	36,177	4,540,937
CF Industries Holdings, Inc.	24,769	2,123,694
Corteva Inc.	66,245	3,389,094
Dow, Inc.	65,745	3,389,812
DuPont de Nemours, Inc.	95,926	7,155,120
Eastman Chemical Company	8,900	682,808
Ecolab Inc.	45,600	7,724,640
FMC Corporation	10,055	673,383
International Flavors & Fragrances Inc.	21,006	1,431,979
Linde plc	67,300	25,059,155
LyondellBasell Industries N.V.	61,800	5,852,460
Mosaic Company	25,601	911,396
PPG Industries, Inc.	47,800	6,204,440
Sherwin-Williams Company	21,200	5,407,060
		81,715,998
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	5,200	2,134,496
Vulcan Materials Company	30,300	6,121,206
		8,255,702
Containers & Packaging — 0.9%
Amcor plc	125,100	1,145,916
Avery Dennison Corporation	5,500	1,004,685
Ball Corporation	23,300	1,159,874
International Paper Company	21,500	762,605
Packaging Corporation of America	5,900	905,945
Sealed Air Corporation	8,900	292,454
WestRock Company	15,400	551,320
		5,822,799

Schedule of Investments (continued)

September 30, 2023
(unaudited)
	Shares	Value (a)
Metals & Mining — 2.1%
Freeport-McMoRan, Inc.	127,000	$4,735,830
Newmont Corporation	70,300	2,597,585
Nucor Corporation	22,200	3,470,970
Steel Dynamics, Inc.	12,526	1,343,038
Teck Resources Limited	54,600	2,352,714
		14,500,137
Total Common Stocks
(Cost $461,186,068)		673,093,313
Short-Term Investments — 0.8%
Money Market Funds — 0.8%
Northern Institutional Treasury Premier Portfolio, 5.20% (c)	178,172	178,172
Western Asset Institutional Liquid Reserves Fund, 5.41% (c)	5,004,751	5,004,251
Total Short-Term Investments
(Cost $5,181,692)		5,182,423
Total — 100.0% of Net Assets
(Cost $466,367,760)		678,275,736
Other Assets Less Liabilities — 0.0%		(25,755)
Net Assets — 100.0%		$678,249,981

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Crown Holdings, Inc. (35,900 shares)	8/1/2024	$3,127,059	$12,608	$ —
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Materials Select Sector SPDR Fund (37,600 shares)	8/1/2024	(3,118,364)	187,590	—
Gross unrealized gain on open total return swap agreements					$200,198	$ —
Net unrealized gain on open total return swap agreements (d)					$200,198

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open total return swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.